ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 17.3%

Debt Fund – 17.3%
AdvisorShares Sage Core Reserves ETF†
(Cost $17,451,005)	175,000	$16,853,375

MONEY MARKET FUND – 54.5%
STIT - Government & Agency Portfolio, Institutional Class, 0.43%(a) (Cost $52,905,891)	52,905,891	52,905,891
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $70,356,896)		69,759,266

Securities Sold, Not Yet Purchased – (94.9)%(b)

COMMON STOCKS – (94.9)%

Aerospace/Defense – (0.6)%
Spirit AeroSystems Holdings, Inc., Class A	(25,186)	(602,701)

Airlines – (0.7)%
American Airlines Group, Inc.	(57,434)	(700,121)

Apparel – (3.4)%
Hanesbrands, Inc.	(101,961)	(802,433)
PVH Corp.	(26,083)	(981,764)
Tapestry, Inc.	(39,826)	(515,747)
Under Armour, Inc., Class C*	(119,682)	(964,637)
Total Apparel		(3,264,581)

Auto Parts & Equipment – (0.7)%
Goodyear Tire & Rubber Co. (The)	(112,103)	(652,439)

Banks – (2.1)%
Comerica, Inc.	(30,018)	(880,728)
Texas Capital Bancshares, Inc.*	(7,673)	(170,111)
Wintrust Financial Corp.	(29,469)	(968,351)
Total Banks		(2,019,190)

Beverages – (1.2)%
National Beverage Corp.*	(26,399)	(1,125,917)

Biotechnology – (4.3)%
Alexion Pharmaceuticals, Inc.*	(14,005)	(1,257,509)
Bluebird Bio, Inc.*	(17,444)	(801,726)
Nektar Therapeutics*	(83,059)	(1,482,603)
Sage Therapeutics, Inc.*	(23,405)	(672,192)
Total Biotechnology		(4,214,030)

Chemicals – (4.0)%
Chemours Co. (The)	(92,303)	(818,728)
DuPont de Nemours, Inc.	(22,486)	(766,773)
Mosaic Co. (The)	(49,294)	(533,361)
Olin Corp.	(64,108)	(748,140)
Westlake Chemical Corp.	(25,359)	(967,953)
Total Chemicals		(3,834,955)

Coal – (0.8)%
Peabody Energy Corp.	(259,692)	(753,107)

Commercial Services – (5.1)%
2U, Inc.*	(65,920)	(1,398,822)
Grand Canyon Education, Inc.*	(17,169)	(1,309,737)
Sabre Corp.	(165,207)	(979,678)
ServiceMaster Global Holdings, Inc.*	(48,377)	(1,306,179)
Total Commercial Services		(4,994,416)

Computers – (1.0)%
DXC Technology Co.	(71,441)	(932,305)

Diversified Financial Services – (4.7)%
Affiliated Managers Group, Inc.	(18,666)	(1,103,907)
Alliance Data Systems Corp.	(20,474)	(688,950)
Evercore, Inc., Class A	(20,833)	(959,568)
Franklin Resources, Inc.	(61,388)	(1,024,566)
Invesco Ltd.	(90,927)	(825,617)
Total Diversified Financial Services		(4,602,608)

Electric – (1.0)%
Vistra Energy Corp.	(62,997)	(1,005,432)

Electronics – (0.8)%
Avnet, Inc.	(32,272)	(810,027)

Engineering & Construction – (0.8)%
Fluor Corp.	(115,662)	(799,224)

Entertainment – (1.6)%
Cinemark Holdings, Inc.	(84,169)	(857,682)
Six Flags Entertainment Corp.	(57,396)	(719,746)
Total Entertainment		(1,577,428)

Food – (1.3)%
Kraft Heinz Co. (The)	(52,771)	(1,305,555)

Gas – (2.4)%
National Fuel Gas Co.	(34,010)	(1,268,233)
UGI Corp.	(40,454)	(1,078,908)
Total Gas		(2,347,141)

Hand/Machine Tools – (1.0)%
Kennametal, Inc.	(52,524)	(977,997)

Healthcare - Products – (2.0)%
ABIOMED, Inc.*	(7,944)	(1,153,151)
Cantel Medical Corp.	(21,839)	(784,020)
Total Healthcare - Products		(1,937,171)

Healthcare - Services – (0.7)%
MEDNAX, Inc.*	(57,856)	(673,444)

Insurance – (0.9)%
Unum Group	(55,133)	(827,546)

Internet – (6.5)%
Expedia Group, Inc.	(16,136)	(907,973)
F5 Networks, Inc.*	(13,831)	(1,474,800)
Grubhub, Inc.*	(46,854)	(1,908,363)
TripAdvisor, Inc.	(57,714)	(1,003,646)
Wayfair, Inc., Class A*	(18,713)	(1,000,023)
Total Internet		(6,294,805)

Iron / Steel – (1.9)%
Nucor Corp.	(30,507)	(1,098,862)
United States Steel Corp.	(114,617)	(723,233)
Total Iron / Steel		(1,822,095)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Leisure Time – (0.8)%
Carnival Corp.	(61,564)	$(810,798)

Machinery - Construction & Mining – (0.7)%
Terex Corp.	(44,945)	(645,410)

Machinery - Diversified – (0.7)%
Middleby Corp. (The)*	(11,947)	(679,545)

Media – (1.3)%
ViacomCBS, Inc., Class B	(87,740)	(1,229,237)

Mining – (0.6)%
Alcoa Corp.*	(97,391)	(599,929)

Miscellaneous Manufacturing – (0.9)%
Textron, Inc.	(33,909)	(904,353)

Oil & Gas – (12.7)%
Antero Resources Corp.*	(1,038,019)	(740,004)
Cimarex Energy Co.	(54,029)	(909,308)
Concho Resources, Inc.	(22,360)	(958,126)
Continental Resources, Inc.	(54,731)	(418,145)
Diamondback Energy, Inc.	(37,326)	(977,941)
EQT Corp.	(244,911)	(1,731,521)
Helmerich & Payne, Inc.	(33,427)	(523,132)
HollyFrontier Corp.	(50,219)	(1,230,868)
Marathon Oil Corp.	(272,614)	(896,900)
Noble Energy, Inc.	(123,468)	(745,747)
Occidental Petroleum Corp.	(80,560)	(932,885)
Parsley Energy, Inc., Class A	(149,273)	(855,334)
Patterson-UTI Energy, Inc.	(228,226)	(536,331)
Transocean Ltd.*	(734,340)	(851,834)
Total Oil & Gas		(12,308,076)

Oil & Gas Services – (4.5)%
Baker Hughes Co.	(70,014)	(735,147)
Core Laboratories NV	(89,710)	(927,601)
Halliburton Co.	(110,583)	(757,494)
National Oilwell Varco, Inc.	(40,847)	(401,526)
RPC, Inc.	(288,436)	(594,178)
Schlumberger Ltd.	(67,025)	(904,167)
Total Oil & Gas Services		(4,320,113)

Packaging & Containers – (3.6)%
Berry Global Group, Inc.*	(39,543)	(1,332,995)
O-I Glass, Inc.	(141,762)	(1,007,928)
Sealed Air Corp.	(47,106)	(1,163,989)
Total Packaging & Containers		(3,504,912)

Pharmaceuticals – (2.5)%
Alkermes PLC*	(84,799)	(1,222,802)
Mylan NV*	(79,689)	(1,188,163)
Total Pharmaceuticals		(2,410,965)

REITS – (4.1)%
Diversified Healthcare Trust	(168,896)	(613,092)
Macerich Co. (The)	(138,485)	(779,671)
Service Properties Trust	(187,647)	(1,013,294)
Simon Property Group, Inc.	(11,792)	(646,909)
Ventas, Inc.	(33,571)	(899,703)
Total REITS		(3,952,669)

Retail – (6.2)%
Foot Locker, Inc.	(38,903)	(857,811)
Gap, Inc. (The)	(68,182)	(480,001)
Kohl’s Corp.	(60,585)	(883,935)
Macy’s, Inc.	(164,700)	(808,677)
Michaels Cos., Inc. (The)*	(259,608)	(420,565)
Nu Skin Enterprises, Inc., Class A	(56,330)	(1,230,811)
Qurate Retail, Inc., Series A*	(223,274)	(1,363,088)
Total Retail		(6,044,888)

Software – (1.1)%
Teradata Corp.*	(54,106)	(1,108,632)

Telecommunications – (2.3)%
CommScope Holding Co., Inc.*	(137,966)	(1,256,870)
ViaSat, Inc.*	(28,152)	(1,011,220)
Total Telecommunications		(2,268,090)

Textiles – (1.1)%
Mohawk Industries, Inc.*	(14,019)	(1,068,809)

Transportation – (2.3)%
FedEx Corp.	(9,829)	(1,191,864)
Ryder System, Inc.	(39,227)	(1,037,162)
Total Transportation		(2,229,026)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(132,258,473)]		$(92,159,687)

Total Investments – (23.1)%
(Cost $(61,901,577))		(22,400,421)
Other Assets in Excess of Liabilities – 123.1%		119,560,620
Net Assets – 100.0%		$97,160,199

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2020.
(b)	As of March 31, 2020 cash in the amount of $101,488,809 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$16,853,375	$–	$–	$16,853,375
Money Market Fund	52,905,891	–	–	52,905,891
Total	$69,759,266	$–	$–	$69,759,266

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(92,159,687)	$–	$–	$(92,159,687)
Total	$(92,159,687)	$–	$–	$(92,159,687)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(0.6)%
Airlines	(0.7)
Apparel	(3.4)
Auto Parts & Equipment	(0.7)
Banks	(2.1)
Beverages	(1.2)
Biotechnology	(4.3)
Chemicals	(4.0)
Coal	(0.8)
Commercial Services	(5.1)
Computers	(1.0)
Debt Fund	17.3
Diversified Financial Services	(4.7)
Electric	(1.0)
Electronics	(0.8)
Engineering & Construction	(0.8)
Entertainment	(1.6)
Food	(1.3)
Gas	(2.4)
Hand/Machine Tools	(1.0)
Healthcare - Products	(2.0)
Healthcare - Services	(0.7)
Insurance	(0.9)
Internet	(6.5)
Iron / Steel	(1.9)
Leisure Time	(0.8)
Machinery - Construction & Mining	(0.7)
Machinery - Diversified	(0.7)
Media	(1.3)
Mining	(0.6)
Miscellaneous Manufacturing	(0.9)
Oil & Gas	(12.7)
Oil & Gas Services	(4.5)
Packaging & Containers	(3.6)
Pharmaceuticals	(2.5)
REITS	(4.1)
Retail	(6.2)
Software	(1.1)
Telecommunications	(2.3)
Textiles	(1.1)
Transportation	(2.3)
Money Market Fund	54.5
Total Investments	(23.1)
Other Assets in Excess of Liabilities	123.1
Net Assets	100.0%

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2020 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2020	Value at 3/31/2020	Dividend Income
AdvisorShares Sage Core Reserves ETF	$2,490,250	$14,965,755	$–	$–	$(602,630)	175,000	$16,853,375	$145,758